Tesoro Logistics LP 2014 Acquisitions (Details) - USD ($) $ in Millions									3 Months Ended			12 Months Ended
	Dec. 02, 2014	Oct. 29, 2014	Oct. 24, 2014	Oct. 19, 2014	Aug. 22, 2014	Nov. 22, 2013	Jun. 01, 2013	Jan. 14, 2013	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition
Purchase agreement date				Oct. 19, 2014
Purchase Price Consideration							$ 2,420
Common units issued in offering (units)						6,300,000		9,775,000
Limited partner common units outstanding (units)									28,181,748			28,181,748
Net proceeds from issuance of Tesoro Logistics LP common units			$ 1,300						$ 24		$ 0	$ 949	$ 702	$ 171
Proceeds from Issuance or Sale of Equity										$ 14
Debt instrument, face amount		$ 1,300
Rockies Natural Gas Business
Business Acquisition
Date of acquisition	Dec. 02, 2014
Purchase Price Consideration	$ 2,500
Debt to be refinanced after acquisition	$ 230
Limited partner common units outstanding (units)	3,701,750
Subordinated units outstanding (units)	26,705,000
QEP Midstream Partners LP
Business Acquisition
Limited Partners, Ownership Interest	55.80%
General Partner, Ownership Interest	100.00%
QEPM GP
Business Acquisition
General Partner, Ownership Interest	2.00%
QEP Field Services, LLC
Business Acquisition
Limited Partners, Ownership Interest	56.00%
General Partner, Ownership Interest	100.00%
Tesoro
Business Acquisition
Net proceeds from issuance of Tesoro Logistics LP common units			$ 500
Limited Partner
Business Acquisition
Common units issued in offering (units)			23,000,000		2,100,000
Net proceeds from issuance of Tesoro Logistics LP common units					$ 142
Over Allotment Option
Business Acquisition
Additional common units purchased			3,000,000
TLGP
Business Acquisition
General Partner, Ownership Interest			2.00%
Proceeds from Issuance or Sale of Equity			$ 27
TLLP 6.250% Senior Notes Due 2022
Business Acquisition
Debt instrument, face amount		$ 800
Debt instrument interest rate		6.25%										6.25%
Debt Instrument, Maturity Date		Oct. 15, 2022
5.500% Senior Notes due 2019
Business Acquisition
Debt Instrument, Offering Date		Oct. 29, 2014
Debt instrument, face amount		$ 500
Debt instrument interest rate											5.50%	5.50%
Debt Instrument, Maturity Date		Oct. 15, 2019									Oct. 15, 2019